 SUNAMERICA MONEY MARKET FUND
 SHAREHOLDER LETTER

                                                              February 10, 1998

Dear Shareholder:

  The SunAmerica Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing in high quality, short-term money market instruments.

  For the year ended December 31, 1997, the Fund's Class A share's total return was 4.82% and the Fund's SEC 30-day yield was 4.94%. Since the Fund invests only in short-term obligations with a maturity of 13 months or less, its performance generally tracks the short-term market levels.

  The U.S. economy has continued to experience an almost nirvana like combination of strong growth and little to no inflation. Over the recent months, labor markets have grown increasingly tight with the unemployment rate currently at 4.7%. However, average hourly earnings have remained in the same 3.6% to 4.1% range for over a year. Therefore, even though unemployment is at a historic low, there is little evidence showing that this is causing a significant amount of upward pressure on wages. Furthermore, any wage increases have thus far been offset by commensurate gains in productivity.

  While the employment data has consistently been robust, the Purchasing Managers' report has indicated that slower growth may be on the way. The export orders component has fallen sharply reflecting the financial crisis in Asia and the strong U.S. dollar versus most major currencies. The prices paid component has also dropped reflecting the collapse in commodity prices that occurred toward the end of 1997. This suggests that the Producer Price Index and the Consumer Price Index could be subject to a downward bias in the months ahead. We believe that the impact of the financial crisis in Asia has yet to be reflected in the U.S. economic data. We expect the domestic growth rate to slow in 1998 to around 2.0% to 2.5% with the Federal Reserve holding short-term rates steady at 5.50% over the next several months and possibly easing monetary policy sometime in the second half of the year.

  The Fund's strategy remains conservative. Given our expectation of a slowing economy, we expect to maintain the average days to maturity of the Fund at a level slightly longer than the Donaghue Average and will focus on securities which we believe offer the greatest level of liquidity and credit quality.


    /s/ John DiVito                       /s/ P. Christopher Leary

    John DiVito                           P. Christopher Leary
    Portfolio Manager                     Portfolio Manager

 SUNAMERICA MONEY MARKET FUND
 PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997

                                PRINCIPAL
                                  AMOUNT                                   VALUE
SECURITY DESCRIPTION          (IN THOUSANDS)  RATE**       MATURITY       (NOTE 2)
------------------------------------------------------------------------------------
ASSET BACKED
 SECURITIES--1.5%
Americredit Automobile
 Receivable Trust                $ 3,916       5.66%        9/05/98     $  3,916,489
Capital Equipment
 Receivable Trust                  4,574       5.79        12/15/98        4,574,324
                          ---                                           ------------
TOTAL ASSET BACKED
 SECURITIES
 (amortized cost
  $8,490,813)                                                              8,490,813
                          ---                                           ------------
BANKERS' ACCEPTANCE--
 1.5%
Sanwa Bank Ltd.
 (amortized cost
  $8,182,110)                      8,200       5.61         1/15/98        8,182,110
                          ---                                           ------------
CERTIFICATES OF
 DEPOSIT--10.2%
Deutsche Bank AG                  10,000       6.21         4/20/98       10,010,813
Rabobank Nederland N.V.           13,000     6.07-6.20 3/26/98-4/09/98    12,999,745
Sanwa Bank Ltd.                   12,000       5.72         1/20/98       12,000,170
Societe Generale
 Institutional                    20,000     5.77-6.35 4/15/98-10/09/98   19,989,171
                          ---                                           ------------
TOTAL CERTIFICATES OF
 DEPOSIT
 (amortized cost
  $54,999,899)                                                            54,999,899
                          ---                                           ------------
COMMERCIAL PAPER--50.3%
AC Aquisition Holding
 Co.                              10,000       5.60         2/17/98        9,926,889
Avnet, Inc.                        7,000       5.70         2/13/98        6,952,342
Banco Bradesco                     8,000       5.65         6/18/98        7,789,067
Banco Credito Nacional             8,000       5.55         2/03/98        7,959,300
Bavaria Global Corp.              12,000       5.60         1/15/98       11,973,867
BTM Capital Corp.                 12,000       5.63         1/15/98       11,973,727
Certain Funding Corp.             22,000     5.66-5.70 2/09/98-2/12/98    21,859,010
Citation Capital Corp.             8,000       5.80         3/05/98        7,918,800
Cooperative Association
 of Tractor Dealers,
 Inc.                              8,200       5.57         2/24/98        8,131,489
Demir Funding                     12,000       5.57         1/12/98       11,979,577
First Data Corp.                   9,000       5.55         2/18/98        8,933,400
Goldman Sachs Group L.P.          10,000       5.73         1/20/98        9,969,758
Gotham Funding Corp.               8,000       6.20         3/12/98        7,903,556
Greenwich Asset Funding,
 Inc.                             12,000       5.55         1/22/98       11,961,150
Guinness PLC                      20,000     5.58-5.75 1/21/98-3/11/98    19,842,950
JLUS Funding Corp.                 9,500       6.50         3/12/98        9,379,931
Mitsubishi Motors Corp.           12,000       5.58         1/20/98       11,964,660
Mitsui & Co. (USA), Inc.           9,000       6.00         2/20/98        8,925,000
Morgan (J.P.) Co., Inc.           10,000       5.57         1/30/98        9,955,131
National City Credit
 Corp.                             7,000       5.58         1/26/98        6,972,875
Orix America, Inc.                10,000       6.10         1/30/98        9,950,861
Rose Funding                      10,000       5.65         2/06/98        9,943,500
SAFECO Credit Co., Inc.            7,000       5.62         1/15/98        6,984,701
Standard Credit Card
 Funding+                          5,000       5.99         3/23/98        4,999,056
Transportadora de Gas
 Del Sur                          10,000       5.62         1/22/98        9,967,217
Tribune Co.                       18,000     5.60-5.72 2/13/98-2/20/98    17,867,044
                          ---                                           ------------
TOTAL COMMERCIAL PAPER
 (amortized cost
  $271,984,858)                                                          271,984,858
                          ---                                           ------------

 SUNAMERICA MONEY MARKET FUND
 PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997 -- (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT                                  VALUE
SECURITY DESCRIPTION             (IN THOUSANDS)  RATE**      MATURITY       (NOTE 2)
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES--
 1.7%
Agency for International
 Development India+                 $ 2,000       5.88%       1/06/98     $  2,002,580
Agency for International
 Development Israel+                  2,391       5.94        1/06/98        2,391,251
Agency for International
 Development Panama+                  4,814       5.69        1/06/98        4,843,218
                                                                          ------------
TOTAL GOVERNMENT
 AGENCIES
 (amortized cost
  $9,237,049)                                                                9,237,049
                                                                          ------------
MEDIUM TERM NOTES--24.8%
American Express Centu-
 rion+                                5,000       5.94        1/09/98        5,000,000
Asset Backed Securities
 Investments+                        11,000       5.74        1/20/98       11,000,000
Banque Nationale de
 Paris                                5,000       9.88        5/25/98        5,076,337
Barnett Banks, Inc.+                  9,000       6.03        3/30/98        9,017,759
Bear Stearns Cos., Inc.+             20,500     5.72-6.18 1/02/98-2/10/98   20,503,630
Fleet Financial Group,
 Inc.+                               11,000       6.04        3/30/98       11,001,719
General Electric Capital
 Corp.                               10,000       8.00        1/15/98       10,006,527
General Motors Accept-
 ance Corp.+                         11,000       5.88        2/06/98       11,016,184
Heinz (H.J.) Co.                      5,380       8.00        1/05/98        5,381,070
International Business
 Machines Corp.                      10,000       5.81       10/01/98        9,997,725
Kansallis-Osake-Pankki                5,800       9.75       12/15/98        5,995,807
Lehman Brothers Hold-
 ings, Inc.+                          4,000       6.08        2/13/98        4,004,265
Morgan Stanley Group,
 Inc.+                               10,000       6.01        3/10/98       10,012,865
Prudential Funding Corp.             10,000       5.84       10/14/98        9,991,218
Sigma Finance Corp.                   6,000       6.28        4/24/98        6,000,000
                                                                          ------------
TOTAL MEDIUM TERM NOTES
 (amortized cost
  $134,005,106)                                                            134,005,106
                                                                          ------------
TAXABLE MUNICIPAL MEDIUM
 TERM NOTES--7.5%
Illinois Student Assis-
 tance Corp.+                        21,000     5.87-5.92     1/07/98       21,000,000
New Hampshire State In-
 dustrial Development
 Authority                           12,000       5.825       3/11/98       12,000,000
Texas G.O.+                           7,415       5.90        1/07/98        7,415,000
                                                                          ------------
TOTAL TAXABLE MUNICIPAL
 MEDIUM TERM NOTES
 (amortized cost
  $40,415,000)                                                              40,415,000
                                                                          ------------
TOTAL INVESTMENT
 SECURITIES
 (amortized cost
  $527,314,835)                                                            527,314,835
                                                                          ------------
REPURCHASE AGREEMENTS--
 1.5%
Joint Repurchase Agree-
 ment Account (Note 3)
 (cost $7,912,000)                    7,912       6.30        1/02/98        7,912,000
                                                                          ------------
TOTAL INVESTMENTS--
 (amortized cost
  $535,226,835*)           99.0%                                           535,226,835
Other assets less lia-
 bilities                   1.0%                                             5,473,849
                          -----                                           ------------
NET ASSETS                100.0%                                          $540,700,684
                          =====                                           ============

--------
* At December 31, 1997 the cost of securities for Federal income tax purposes was the same for book purposes
** Rates shown are rates in effect as of December 31, 1997
+ Variable rate security; maturity date reflects the next reset date G.O.--General Obligation
    PORTFOLIO BREAKDOWN AS A PERCENTAGE OF NET ASSETS (EXCLUDING REPURCHASE
                            AGREEMENT) BY INDUSTRY@

   Finance                                                               24.2%
   Banking                                                               22.6
   Securities Holding Company                                            10.0
   Receivable Company                                                     8.8

                   Municipalities                                         7.5%
                   Industrials                                            6.5
                   Leasing                                                6.4
                   Multimedia                                             3.3

                                   Electronics                            3.1%
                                   Data Processing                        1.7
                                   Multi-industry                         1.7
                                   Gov't Agency                           1.7
                                                                         ----
                                                                         97.5%
                                                                         ====

  @ As grouped by Moody's Investors Service Global Short Term Market Record


                       See Notes to Financial Statements

 SUNAMERICA MONEY MARKET FUND
 STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1997

ASSETS:
Investment securities, at value (amortized cost $535,226,835)....... $535,226,835
Receivable for fund shares sold.....................................    4,619,899
Interest receivable.................................................    3,993,106
Prepaid expenses....................................................      107,360
                                                                     ------------
 Total assets.......................................................  543,947,200
                                                                     ------------
LIABILITIES:
Payable for fund shares repurchased.................................    2,460,590
Dividends payable...................................................       82,960
Accrued expenses....................................................      341,046
Due to custodian bank...............................................       41,276
Investment advisory and management fees payable.....................      232,300
Distribution and service maintenance fees payable...................       88,344
                                                                     ------------
 Total liabilities..................................................    3,246,516
                                                                     ------------
    Net assets...................................................... $540,700,684
                                                                     ============
NET ASSETS WERE COMPOSED OF:
Common Stock, $.001 par value (10 billion shares authorized)........ $    540,658
Additional paid-in capital..........................................  540,022,383
                                                                     ------------
                                                                      540,563,041
Accumulated undistributed net investment income.....................      137,643
                                                                     ------------
    Net assets...................................................... $540,700,684
                                                                     ============
CLASS A:
 Net asset value ($511,907,624/511,867,242 shares outstanding)......        $1.00
                                                                            =====
CLASS B:
 Net asset value ($28,391,365/28,388,937 shares outstanding)........        $1.00
                                                                            =====
CLASS C:
 Net asset value ($401,695/401,625 shares outstanding)..............        $1.00
                                                                            =====


 STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Interest..............................................             $28,439,661
                                                                    -----------
EXPENSES:
 Investment advisory and management fees...............  $2,497,734
 Transfer agent and shareholder servicing fees and ex-
  penses--Class A......................................   1,202,611
 Transfer agent and shareholder servicing fees and ex-
  penses--Class B......................................      87,261
 Transfer agent and shareholder servicing fees and ex-
  penses--Class C......................................       2,760
 Service maintenance fees--Class A.....................     700,579
 Distribution and service maintenance fees--Class B....     291,409
 Distribution and service maintenance fees--Class C....       1,023
 Custodian fees and expenses...........................     134,250
 Registration fees--Class A............................      86,636
 Registration fees--Class B............................       6,476
 Registration fees--Class C............................       2,982
 Directors' fees and expenses..........................      75,605
 Audit and tax consulting fees.........................      28,145
 Printing expense......................................      20,220
 Insurance expense.....................................       5,518
 Legal fees and expenses...............................       5,475
 Miscellaneous expenses................................       7,757
                                                         ----------
                                                                      5,156,441
 Less: expense offset and reimbursement................                (141,198)
                                                                    -----------
 Net expenses..........................................               5,015,243
                                                                    -----------
 Net investment income.................................              23,424,418
                                                                    -----------
 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......             $23,424,418
                                                                    ===========

                       See Notes to Financial Statements

 SUNAMERICA MONEY MARKET FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                               FOR THE YEAR      FOR THE YEAR
                                                   ENDED             ENDED
                                             DECEMBER 31, 1997 DECEMBER 31, 1996
                                             -----------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income.....................    $ 23,424,418      $ 17,081,743
                                               ------------      ------------
 Net increase in net assets resulting from
  operations...............................      23,424,418        17,081,743
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment income (Class A)......     (22,107,661)      (15,491,408)
 From net investment income (Class B)......      (1,279,869)       (1,583,636)
 From net investment income (Class C)......          (4,562)          --
                                               ------------      ------------
 Total dividends and distributions to
  shareholders.............................     (23,392,092)      (17,075,044)
INCREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS (NOTE 5).....................     112,855,857        59,699,130
                                               ------------      ------------
 Total increase in net assets..............     112,888,183        59,705,829
NET ASSETS:
 Beginning of year.........................     427,812,501       368,106,672
                                               ------------      ------------
 End of period (including undistributed net
  investment income of $137,643 and
  $105,317 at December 31, 1997 and
  December 31, 1996, respectively).........    $540,700,684      $427,812,501
                                               ============      ============


 FINANCIAL HIGHLIGHTS

              NET                                      NET                 NET                   RATIO OF
             ASSET                         DIVIDENDS  ASSET               ASSETS   RATIO OF   NET INVESTMENT
             VALUE      NET     TOTAL FROM  FROM NET  VALUE               END OF   EXPENSES     INCOME TO
  PERIOD   BEGINNING INVESTMENT INVESTMENT INVESTMENT END OF   TOTAL      PERIOD  TO AVERAGE     AVERAGE
  ENDED    OF PERIOD   INCOME   OPERATIONS   INCOME   PERIOD RETURN(1)   (000'S)  NET ASSETS    NET ASSETS
--------------------------------------------------------------------------------
                                                      CLASS A
                                                      -------
 12/31/93   $1.000     $0.023     $0.023    $(0.023)  $1.000   2.32%     $189,160    1.16%         2.30%
 12/31/94    1.000      0.034      0.034     (0.034)   1.000   3.47       213,958    1.00          3.43
 12/31/95    1.000      0.051      0.051     (0.051)   1.000   5.18       316,308    1.01(2)       5.04
 12/31/96    1.000      0.045      0.045     (0.045)   1.000   4.61       398,698    1.00(3)       4.52
 12/31/97    1.000      0.047      0.047     (0.047)   1.000   4.82       511,908    0.98(3)       4.73
                                                      CLASS B
                                                      -------
 09/24/93-
 12/31/93   $1.000     $0.004     $0.004    $(0.004)  $1.000   0.44%(4)   $41,915    1.69%(5)      1.69%(5)
 12/31/94    1.000      0.027      0.027     (0.027)   1.000   2.76        98,398    1.69          2.91
 12/31/95    1.000      0.044      0.044     (0.044)   1.000   4.49        51,799    1.78(2)       4.37
 12/31/96    1.000      0.038      0.038     (0.038)   1.000   3.83        29,114    1.77(3)       3.76
 12/31/97    1.000      0.040      0.040     (0.040)   1.000   4.03        28,391    1.74(3)       3.95
                                                      CLASS C
                                                      -------
 10/2/97-
 12/31/97   $1.000     $0.010     $0.010    $(0.010)  $1.000   1.00%(4)      $402    1.75%(6)     4.01%

--------
(1) Total return does not reflect sales load
(2) The expense ratio reflects the effect of a gross up of custody and transfer agent expense credits for the year ended December 31, 1995 of 0.05% and 0.13% for Class A and Class B, respectively.
(3) The expense ratio reflects the effect of a gross up of transfer agent expense credits as follows:

                    12/31/96 12/31/97
                    -------- --------
   Class A.........  0.03%    0.02%
   Class B.........  0.04%    0.02%

(4) Total return is not annualized
(5) Annualized
(6) Net of 4.474% expense reimbursement (based on average net assets)

                       See Notes to Financial Statements

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1997

  NOTE 1. ORGANIZATION
  SunAmerica Money Market Fund (the "Fund") is an open-end diversified management investment company organized as a Maryland Corporation.

  The Fund currently offers Class A shares, Class B shares and Class C shares. The offering price is the next determined net asset value per share. For Class B shares, a declining contingent deferred sales charge ("CDSC") is imposed on certain redemptions made within six years. Class B shares of the Fund convert automatically to Class A shares on the first business day of the month seven years after the issuance of such Class B shares and at such time are no longer subject to a distribution fee. Class C shares may be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B shares and Class C shares are subject to distribution fees.

  NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

  SECURITY VALUATIONS: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

  REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

  Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income are declared daily and paid monthly.

  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1997--(CONTINUED)

  FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required.

  During the year ended December 31, 1997, the Fund utilized $769 of capital loss carryforwards. At December 31, 1997, the Fund had a capital loss carryforward available of $32,508 which will expire as follows:

                                        EXPIRATION
             ------------------------------------------------------------
              2002                         2003                    2004
             ------                       -------                 -------
             $5,123                       $11,725                 $15,660

  To the extent that these capital loss carryforwards are utilized to offset future net realized gains on securities transactions, the gain, so offset will not be distributed to the shareholders, to the extent provided by the regulations.

  Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer $1,994 of such capital losses.

  NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT
  As of December 31, 1997, the Fund had a 5.92% undivided interest, which represented $7,912,000 in principal amount, in a repurchase agreement in a joint account with other SunAmerica managed funds. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  PaineWebber, Inc., Repurchase Agreement, 6.30% dated 12/31/97, in the principal amount of $133,556,000 repurchase price $133,602,745 due 1/2/98 collateralized by $100,200,000 U.S. Treasury Notes 6.25% due 3/31/99 and $33,356,000 U.S. Treasury Notes 4.75% due 10/31/98, approximate aggregate value $137,737,768.

  NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT
  The Fund has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of the Fund's portfolio and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo is computed daily and payable monthly, at an annual rate of .50% on the first $600 million of the Fund's daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion.

  SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below 1.75% for Class C Shares. For the year ended December 31, 1997, SAAMCO reimbursed $5,383 of expenses.

  The Fund has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly owned subsidiary of SunAmerica Inc. The Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan".

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1997--(CONTINUED)
  In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class C shares will not be used to subsidize the sale of Class A shares.

  Under the Class B Plan and the Class C Plan the Distributor receives payments from the Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plan may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Fund may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. For the year ended December 31, 1997, SACS earned fees of $993,011 from the Fund.

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class B and Class C shares. For the year ended December 31, 1997, SACS informed the Fund that it received approximately $169,724 in contingent deferred sales charges.

  The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement permits the Fund to reimburse SAFS for costs incurred in providing such services which is approved annually by the Directors. For the year ended December 31, 1997 the Fund (Class A, Class B and Class C) incurred expenses of $1,098,999 to reimburse SAFS pursuant to the terms of the Service Agreement. Of this amount, $102,208 was payable to SAFS at December 31, 1997.

  NOTE 5. CAPITAL SHARE TRANSACTIONS
  Transactions in shares of each class, all at $1.00 per share, for the year ended December 31, 1997 and for the prior year were as follows:

                                                      MONEY MARKET FUND
                             ------------------------------------------------------------------------
                                        CLASS A                       CLASS B                CLASS C
                             ------------------------------  --------------------------  ----------------
                                FOR THE         FOR THE        FOR THE       FOR THE       FOR THE
                               YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                              DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                  1997            1996           1997          1996          1997
                             --------------  --------------  ------------  ------------  ------------
   Shares sold.............   2,362,300,860   1,460,788,582   116,212,070   122,015,372    2,571,799
   Reinvested dividends....      21,803,390      15,326,870     1,087,163     1,346,953        3,398
   Shares redeemed.........  (2,270,925,578) (1,393,731,702) (118,023,672) (146,046,945)  (2,173,572)
                             --------------  --------------  ------------  ------------   ----------
   Net increase (decrease).     113,178,672      82,383,750      (724,439)  (22,684,620)     401,625
                             ==============  ==============  ============  ============   ==========

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1997--(CONTINUED)

  NOTE 6. DIRECTORS' RETIREMENT PLAN
  The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1997, the Fund had accrued $48,287 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1997, expensed $17,926 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

 SUNAMERICA MONEY MARKET FUND
 REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders of SunAmerica Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Fund (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York
February 13, 1998

 SUNAMERICA MONEY MARKET FUND

TRUSTEES                                 INVESTMENT MANAGER AND ADMINISTRATOR
S. James Coppersmith                     SunAmerica Asset Management Corp.
Samuel M. Eisenstat                      The SunAmerica Center
Stephen J. Gutman                        733 Third Avenue
Peter A. Harbeck                         New York, NY 10017-3204

Peter McMillan III
Sebastiano Sterpa                        DISTRIBUTOR
                                         SunAmerica Capital Services, Inc.

OFFICERS                                 The SunAmerica Center
Peter A. Harbeck, President              733 Third Avenue
Nancy Kelly, Vice President              New York, NY 10017-3204

P. Christopher Leary, Vice President
Robert M. Zakem, Secretary               SHAREHOLDER SERVICING AGENT
Peter C. Sutton, Treasurer               SunAmerica Fund Services, Inc.
John T. Genoy, Assistant Treasurer       The SunAmerica Center
Donna M. Handel, Assistant Treasurer     733 Third Avenue
Abbe P. Stein, Assistant Secretary       New York, NY 10017-3204

                                         CUSTODIAN AND TRANSFER AGENT
                                         State Street Bank & Trust Company
                                         P.O. Box 419572
                                         Kansas City, MO 64141-6572

-------------------------------------------------------------------------------
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
                     CLASS
                  -----------
                   A   B   C
EQUITY FUNDS      --- --- ---
Balanced Assets    51 551
Blue Chip Growth  522  22
Mid-Cap Growth     71 571
Small Company
 Growth            36 536 836
Growth and
 Income            24 524 824

                    CLASS
                 -----------
                  A   B   C
INCOME FUNDS     --- --- ---
U.S. Government
 Securities       70 570
Federal
 Securities      534  34
Diversified
 Income          580  80
High Income       28 228 828
Tax Exempt
 Insured          33 533
Money Market      35 535 735

                     CLASS
                  -----------
STYLE SELECT       A   B   C
SERIES            --- --- ---
Aggressive
 Growth           701 711 771
Mid-Cap Growth    702 712 772
Value             704 714 774
International
 Equity           703 713 773
Small-Cap Value   705 715 775
Large-Cap Value   706 716 776
Large-Cap Blend   708 728 778
Large-Cap Growth  709 719 779


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

December 31, 1997

   SunAmerica
Money Market
  Fund

     Annual
     Report

LOGO SunAmerica

800.858.8850


SunAmerica Money Market Fund
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204
1-800-858-8850

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

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